UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Sustainable Leaders Fund
Class IA	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Sustainable Leaders Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$32	0.63%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$931,493,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Sustainable Leaders Fund	PAGE 1	38927-STSIA-0826

Putnam VT Sustainable Leaders Fund
Class IB	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Sustainable Leaders Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$45	0.88%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$931,493,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Sustainable Leaders Fund	PAGE 1	38927-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Sustainable
Leaders Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Putnam Variable Trust
Financial Highlights
Putnam VT Sustainable Leaders Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.74 $50.51 $41.37 $34.07 $51.06 $45.76
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.20 0.18 0.21 0.19 0.25
Net realized and unrealized gains (losses) 1.12 4.08 9.44 8.50 (10.77) 9.82
Total from investment operations ........ 1.21 4.28 9.62 8.71 (10.58) 10.07
Less distributions from:
Net investment income .............. — (0.44) (0.18) (0.28) (0.35) (0.17)
Net realized gains ................. (4.68) (5.61) (0.30) (1.13) (6.06) (4.60)
Total distributions ................... (4.68) (6.05) (0.48) (1.41) (6.41) (4.77)
Net asset value, end of period .......... $45.27 $48.74 $50.51 $41.37 $34.07 $51.06
Total return
c
....................... 4.21% 10.99% 23.33% 26.42% (22.72)% 23.87%
Ratios to average net assets
d
Expenses ......................... 0.63% 0.63% 0.63%
e
0.65%
e
0.66%
e,f
0.64%
e
Net investment income ............... 0.39% 0.44% 0.37% 0.56% 0.52% 0.51%
Supplemental data
Net assets , end of period (000’s) ........ $747,539 $756,833 $765,313 $689,742 $604,284 $853,687
Portfolio turnover rate ................ 39% 43% 32% 21% 35% 27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Sustainable Leaders Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $46.30 $48.30 $39.60 $32.66 $49.21 $44.27
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.08 0.06 0.11 0.10 0.12
Net realized and unrealized gains (losses) 1.03 3.85 9.03 8.15 (10.36) 9.49
Total from investment operations ........ 1.06 3.93 9.09 8.26 (10.26) 9.61
Less distributions from:
Net investment income .............. — (0.32) (0.09) (0.19) (0.23) (0.07)
Net realized gains ................. (4.68) (5.61) (0.30) (1.13) (6.06) (4.60)
Total distributions ................... (4.68) (5.93) (0.39) (1.32) (6.29) (4.67)
Net asset value, end of period .......... $42.68 $46.30 $48.30 $39.60 $32.66 $49.21
Total return
c
....................... 4.11% 10.69% 23.02% 26.11% (22.91)% 23.56%
Ratios to average net assets
d
Expenses ......................... 0.88% 0.88% 0.88%
e
0.90%
e
0.91%
e,f
0.89%
e
Net investment income ............... 0.13% 0.19% 0.12% 0.31% 0.27% 0.27%
Supplemental data
Net assets , end of period (000’s) ........ $183,955 $185,904 $188,040 $157,923 $134,209 $189,918
Portfolio turnover rate ................ 39% 43% 32% 21% 35% 27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Sustainable Leaders Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 1.1%
Carpenter Technology Corp. ........................... United States 11,500 $ 7,093,660
a
Honeywell Aerospace, Inc. ............................ United States 13,750 3,039,850
10,133,510
Automobiles 1.5%
a
Tesla, Inc. ......................................... United States 32,440 13,644,264
Banks 3.6%
Bank of America Corp. ............................... United States 274,704 15,652,634
JPMorgan Chase & Co. ............................... United States 54,920 17,976,964
33,629,598
Beverages 1.7%
Keurig Dr. Pepper, Inc. ............................... United States 494,990 16,201,023
Biotechnology 2.3%
AbbVie, Inc. ....................................... United States 68,200 17,161,848
a
Insmed, Inc. ....................................... United States 42,300 4,510,026
21,671,874
Broadline Retail 4.1%
a
Amazon.com, Inc. ................................... United States 159,000 37,896,060
Building Products 2.5%
Allegion plc ........................................ United States 90,300 12,686,247
Trane Technologies plc ............................... United States 21,640 10,628,703
23,314,950
Capital Markets 1.6%
KKR & Co., Inc. ..................................... United States 49,000 4,497,220
LPL Financial Holdings, Inc. ........................... United States 15,880 4,473,078
TPG, Inc., A ....................................... United States 132,258 5,363,062
14,333,360
Chemicals 1.3%
Linde plc .......................................... United States 23,780 12,340,393
Communications Equipment 1.0%
Cisco Systems, Inc. ................................. United States 78,300 9,197,118
Construction & Engineering 1.9%
a
API Group Corp. .................................... United States 102,700 4,349,345
Comfort Systems USA, Inc. ............................ United States 2,880 5,708,016
EMCOR Group, Inc. ................................. United States 8,880 7,369,334
17,426,695
Construction Materials 0.8%
CRH plc .......................................... United States 72,100 7,714,700
Consumer Finance 1.2%
Capital One Financial Corp. ........................... United States 56,300 11,294,906
Consumer Staples Distribution & Retail 1.7%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 98,000 8,547,560
Walmart, Inc. ...................................... United States 64,100 7,259,966
15,807,526
Electric Utilities 2.4%
American Electric Power Co., Inc. ....................... United States 63,200 8,646,392
Constellation Energy Corp. ............................ United States 32,080 7,967,710

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
NRG Energy, Inc. ................................... United States 36,200 $ 5,287,372
21,901,474
Electrical Equipment 1.1%
GE Vernova, Inc. .................................... United States 8,640 10,150,790
Electronic Equipment, Instruments & Components 0.8%
a
Coherent Corp. ..................................... United States 18,640 7,352,921
Energy Equipment & Services 1.3%
Baker Hughes Co., A ................................. United States 225,200 12,498,600
Entertainment 1.4%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 70,900 6,745,426
Walt Disney Co. (The) ................................ United States 69,700 6,708,625
13,454,051
Financial Services 3.7%
Mastercard, Inc., A .................................. United States 30,780 15,808,608
Visa, Inc., A ........................................ United States 54,640 18,746,438
34,555,046
Food Products 1.6%
Danone SA ........................................ France 100,909 8,248,133
Hershey Co. (The) .................................. United States 38,600 6,772,370
15,020,503
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co. ............................... United States 64,600 9,775,918
a
Boston Scientific Corp. ............................... United States 111,000 4,737,480
14,513,398
Household Durables 1.1%
DR Horton, Inc. ..................................... United States 65,200 10,619,776
Independent Power and Renewable Electricity Producers 0.4%
a
Fervo Energy Co., A ................................. United States 113,500 3,317,605
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 13,750 3,078,625
Insurance 0.7%
Aon plc, A ......................................... United States 21,040 6,978,758
Interactive Media & Services 7.4%
Alphabet, Inc., A .................................... United States 144,240 51,547,049
Meta Platforms, Inc., A ............................... United States 31,600 17,799,964
69,347,013
IT Services 0.9%
a
Snowflake, Inc., A ................................... United States 31,500 8,016,750
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc. .......................... United States 22,940 11,501,198
Machinery 2.4%
Ingersoll Rand, Inc. .................................. United States 160,500 13,159,395
Xylem, Inc. ........................................ United States 79,400 9,385,874
22,545,269

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs 0.6%
BXP, Inc. .......................................... United States 89,500 $ 5,934,745
Oil, Gas & Consumable Fuels 1.2%
Occidental Petroleum Corp. ........................... United States 137,900 6,697,803
Valero Energy Corp. ................................. United States 16,800 4,375,392
11,073,195
Personal Care Products 1.2%
Unilever plc ........................................ United Kingdom 190,077 11,448,403
Pharmaceuticals 2.6%
Eli Lilly & Co. ...................................... United States 20,080 24,084,554
Semiconductors & Semiconductor Equipment 21.4%
a
Advanced Micro Devices, Inc. .......................... United States 47,400 27,535,134
Analog Devices, Inc. ................................. United States 30,620 12,161,345
ASML Holding NV, ADR .............................. Netherlands 4,950 9,847,728
Broadcom, Inc. ..................................... United States 68,420 25,845,655
a
Intel Corp. ......................................... United States 33,500 4,677,605
Lam Research Corp. ................................. United States 65,900 28,556,447
Micron Technology, Inc. ............................... United States 20,200 23,316,658
NVIDIA Corp. ...................................... United States 331,600 66,349,844
198,290,416
Software 6.0%
a
Cadence Design Systems, Inc. ......................... United States 38,860 14,584,935
Microsoft Corp. ..................................... United States 109,320 40,778,546
55,363,481
Specialty Retail 1.1%
a
Ulta Beauty, Inc. .................................... United States 22,000 9,921,560
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. ........................................ United States 225,608 65,281,931
Textiles, Apparel & Luxury Goods 1.2%
a
Amer Sports, Inc. ................................... Finland 133,500 4,517,640
a
On Holding AG, A ................................... Switzerland 177,900 6,301,218
10,818,858
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 5,320 6,026,975
Total Common Stocks (Cost $559,544,519) ...................................
907,701,872
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 4.25%, 8/15/35 ..................... United States 125,000 123,423
Total U.S. Government and Agency Securities (Cost $123,423) ..................
123,423
Total Long Term Investments (Cost $559,667,942) .............................
907,825,295
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c,d
U.S. Treasury Bills, 3.37%, 7/16/26 ...................... United States 1,400,000 $ 1,397,904
Total U.S. Government and Agency Securities (Cost $1,397,941) ................
1,397,904
Shares
Management Investment Companies 2.4%
e,f
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 22,819,679 22,819,679
Total Management Investment Companies (Cost $22,819,679) ..................
22,819,679
Total Short Term Investments (Cost $24,217,620 ) ..............................
24,217,583
a
Total Investments (Cost $583,885,562) 100.1% ................................
$932,042,878
Other Assets, less Liabilities (0.1)% .........................................
(549,344)
Net Assets 100.0% .........................................................
$931,493,534
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( c ).
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $443,335, representing less than 0.1% of net assets.
e
See Note 3 ( f ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 1,356,700 985,537 7/15/26 $ — $ (28,367)
Canadian Dollar .... CITI Buy 11,676,600 8,480,410 7/15/26 — (242,417)
Canadian Dollar .... JPHQ Sell 3,909,800 2,840,091 7/15/26 81,676 —
Canadian Dollar .... MSCO Sell 3,096,400 2,249,133 7/15/26 64,583 —
Canadian Dollar .... SSBT Sell 4,173,400 3,031,544 7/15/26 87,157 —
Canadian Dollar .... TDOM Sell 6,415,400 4,659,229 7/15/26 133,081 —
Canadian Dollar .... UBSW Buy 135,400 98,352 7/15/26 — (2,826)
Canadian Dollar .... WPAC Buy 3,485,000 2,531,515 7/15/26 — (72,802)
British Pound ...... BOFA Sell 357,000 479,747 9/16/26 6,206 —
British Pound ...... BZWS Sell 1,757,000 2,360,890 9/16/26 30,324 —
British Pound ...... CITI Sell 2,370,200 3,182,695 9/16/26 38,753 —
British Pound ...... GSCO Buy 4,548,500 6,106,725 9/16/26 — (73,386)
British Pound ...... HSBK Sell 1,863,600 2,501,776 9/16/26 29,811 —
British Pound ...... MSCO Buy 2,372,300 3,182,932 9/16/26 — (36,204)
British Pound ...... SSBT Sell 11,138,700 14,939,592 9/16/26 164,709 —
British Pound ...... TDOM Buy 4,002,800 5,370,257 9/16/26 — (60,759)
British Pound ...... UBSW Sell 27,400 36,766 9/16/26 422 —
British Pound ...... WPAC Sell 1,613,200 2,164,208 9/16/26 24,385 —
Danish Krone ...... BOFA Sell 18,850,500 2,941,167 9/16/26 47,649 —
Danish Krone ...... CITI Buy 73,877,300 11,523,127 9/16/26 — (183,092)
Danish Krone ...... HSBK Sell 32,282,500 5,033,517 9/16/26 78,210 —
Danish Krone ...... MSCO Sell 23,650,700 3,686,291 9/16/26 55,951 —
Danish Krone ...... SSBT Buy 951,100 148,185 9/16/26 — (2,193)
Euro ............. BOFA Sell 1,640,000 1,910,797 9/16/26 30,846 —
Euro ............. BZWS Buy 1,302,600 1,517,483 9/16/26 — (24,298)
Euro ............. CITI Buy 3,020,000 3,437,116 9/16/26 24,744 —
Euro ............. CITI Sell 727,200 846,882 9/16/26 13,284 —
Euro ............. GSCO Sell 9,865,000 11,484,833 9/16/26 176,470 —
Euro ............. HSBK Sell 2,288,700 2,664,628 9/16/26 41,065 —
Euro ............. JPHQ Sell 7,452,000 8,675,217 9/16/26 132,905 —
Euro ............. MSCO Sell 6,411,500 7,454,996 9/16/26 105,419 —
Euro ............. SSBT Buy 1,093,200 1,271,983 9/16/26 — (18,835)
Euro ............. TDOM Sell 2,930,300 3,409,844 9/16/26 50,807 —
Euro ............. UBSW Sell 3,094,200 3,601,191 9/16/26 54,274 —
Euro ............. WPAC Buy 1,600,700 1,862,419 9/16/26 — (27,518)
Swiss Franc ....... SSBT Sell 4,185,900 5,321,585 9/16/26 96,454 —
Swiss Franc ....... WPAC Sell 1,746,100 2,219,857 9/16/26 40,254 —
Total Forward Exchange Contracts ................................................... $1,609,439 $(772,697)
Net unrealized appreciation (depreciation) ............................................ $836,742
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 23 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Sustainable
Leaders Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $561,065,883
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 22,819,679
Value - Unaffiliated issuers .................................................................. $909,223,199
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 22,819,679
Cash .................................................................................... 1,185,130
Receivables:
Capital shares sold ........................................................................ 57,114
Dividends ............................................................................... 430,464
European Union tax reclaims (Note 1 d ) ......................................................... 85,580
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,609,439
Prepaid expenses .......................................................................... 174,393
Total assets .......................................................................... 935,584,998
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,255,376
Management fees ......................................................................... 397,641
Administrative fees ........................................................................ 4,948
Distribution fees .......................................................................... 37,589
Transfer agent fees ........................................................................ 117,323
Trustees' fees and expenses ................................................................. 253,408
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,050,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 772,697
Collateral on certain derivative contracts, at value (Note 1 c ) ........................................... 123,423
Accrued expenses and other liabilities ........................................................... 79,059
Total liabilities ......................................................................... 4,091,464
Net assets, at value ................................................................. $931,493,534
Net assets consist of:
Paid-in capital ............................................................................. $481,324,048
Total distributable earnings (losses) ............................................................. 450,169,486
Net assets, at value ................................................................. $931,493,534

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Sustainable
Leaders Fund
Class IA:
Net assets, at value ....................................................................... $747,538,982
Shares outstanding ........................................................................ 16,511,245
Net asset value and maximum offering price per share
a
............................................. $45.27
Class IB:
Net assets, at value ....................................................................... $183,954,552
Shares outstanding ........................................................................ 4,310,110
Net asset value and maximum offering price per share
a
............................................. $42.68
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Sustainable
Leaders Fund
Investment income:
Dividends: (net of foreign taxes of $46,368)
Unaffiliated issuers ........................................................................ $4,318,988
Non-controlled affiliates (Note 3 f ) ............................................................. 205,698
Interest:
Unaffiliated issuers ........................................................................ 25,531
Other income (Note 1 d ) ...................................................................... 480
Total investment income ................................................................... 4,550,697
Expenses:
Management fees (Note 3 a ) ................................................................... 2,364,363
Administrative fees (Note 3 b ) .................................................................. 6,726
Distribution fees: (Note 3c )
    Class IB ................................................................................ 221,863
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 260,019
    Class IB ................................................................................ 64,142
Custodian fees ............................................................................ 4,288
Reports to shareholders fees .................................................................. 25,741
Registration and filing fees .................................................................... 445
Professional fees ........................................................................... 68,336
Trustees' fees and expenses (Note 3e) ........................................................... 18,203
Other .................................................................................... 11,324
Total expenses ......................................................................... 3,045,450
Net investment income ................................................................ 1,505,247
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 101,527,551
Foreign currency transactions ................................................................ (12,027)
Forward exchange contracts ................................................................. 99,570
Net realized gain (loss) .................................................................. 101,615,094
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (67,515,222)
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,015)
Forward exchange contracts ................................................................. 1,268,734
Net change in unrealized appreciation (depreciation) ............................................ (66,256,503)
Net realized and unrealized gain (loss) ............................................................ 35,358,591
Net increase (decrease) in net assets resulting from operations .......................................... $36,863,838

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Sustainable Leaders Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,505,247 $3,575,198
Net realized gain (loss) ................................................. 101,615,094 83,399,163
Net change in unrealized appreciation (depreciation) ........................... (66,256,503) 7,625,609
Net increase (decrease) in net assets resulting from operations ................ 36,863,838 94,599,970
Distributions to shareholders:
Class IA ............................................................ (70,699,280) (88,961,236)
Class IB ............................................................ (18,336,005) (22,691,200)
Total distributions to shareholders .......................................... (89,035,285) (111,652,436)
Capital share transactions: (Note 2 )
Class IA ............................................................ 31,669,323 4,192,308
Class IB ............................................................ 9,258,021 2,245,244
Total capital share transactions ............................................ 40,927,344 6,437,552
Net increase (decrease) in net assets ................................... (11,244,103) (10,614,914)
Net assets:
Beginning of period ..................................................... 942,737,637 953,352,551
End of period .......................................................... $931,493,534 $942,737,637

Putnam Variable Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Sustainable Leaders Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Sustainable Leaders Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
On May 21, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Putnam VT
Focused U.S. Research Fund, effective October 5, 2026.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$384,409 and the aggregate value of collateral pledged for
such contracts was $443,335.
At June 30, 2026, the Fund received $123,423 in U.S.
Treasury Bonds and Notes as collateral for derivatives.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: (1359146) –
Shares sold ................................... 100,517 $4,457,709 169,502 $7,602,843
Shares issued in reinvestment of distributions .......... 1,844,008 70,699,280 2,209,119 88,961,236
Shares redeemed ............................... (961,726) (43,487,666) (2,002,274) (92,371,771)
Net increase (decrease) .......................... 982,799 $31,669,323 376,347 $4,192,308
Class IB Shares: (416551) –
Shares sold ................................... 211,237 $9,304,684 309,155 $13,666,872
Shares issued in reinvestment of distributions .......... 507,080 18,336,005 591,996 22,691,200
Shares redeemed ............................... (423,091) (18,382,668) (779,826) (34,112,828)
Net increase (decrease) .......................... 295,226 $9,258,021 121,325 $2,245,244
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.527% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Sustainable Leaders Fund
(continued)
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $8,625,666 $133,950,466 $(119,756,453) $— $— $22,819,679 22,819,679 $205,698
Total Affiliated Securities ... $8,625,666 $133,950,466 $(119,756,453) $— $— $22,819,679 $205,698
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Sustainable Leaders Fund
(continued)
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$348,403,081 and $409,158,036, respectively.
7. Concentration of Risk
Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the Fund invests, the Fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $585,882,082
Unrealized appreciation ........................................................................ $365,165,034
Unrealized depreciation ........................................................................ (18,167,496)
Net unrealized appreciation (depreciation) .......................................................... $346,997,538
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Sustainable Leaders Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,609,439 Unrealized depreciation on OTC
forward exchange contracts
$ 772,697
Total .................... $1,609,439 $772,697

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Notes to Financial Statements (unaudited)

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Putnam VT Sustainable Leaders Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end contract value of forward exchange contracts was $141,059,031.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Sustainable Leaders Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $99,570 Forward exchange contracts $1,268,734
Total ....................... $99,570 $1,268,734
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Sustainable Leaders Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Leaders Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 10,133,510 $ — $ — $ 10,133,510
Automobiles .......................... 13,644,264 — — 13,644,264
Banks ............................... 33,629,598 — — 33,629,598
Beverages ........................... 16,201,023 — — 16,201,023
Biotechnology ......................... 21,671,874 — — 21,671,874
Broadline Retail ....................... 37,896,060 — — 37,896,060
Building Products ...................... 23,314,950 — — 23,314,950
Capital Markets ........................ 14,333,360 — — 14,333,360
Chemicals ........................... 12,340,393 — — 12,340,393
Communications Equipment .............. 9,197,118 — — 9,197,118
Construction & Engineering ............... 17,426,695 — — 17,426,695
Construction Materials .................. 7,714,700 — — 7,714,700
Consumer Finance ..................... 11,294,906 — — 11,294,906
Consumer Staples Distribution & Retail ...... 15,807,526 — — 15,807,526
Electric Utilities ........................ 21,901,474 — — 21,901,474
Electrical Equipment .................... 10,150,790 — — 10,150,790
Electronic Equipment, Instruments &
Components ........................ 7,352,921 — — 7,352,921
Energy Equipment & Services ............. 12,498,600 — — 12,498,600
Entertainment ......................... 13,454,051 — — 13,454,051
Financial Services ...................... 34,555,046 — — 34,555,046
Food Products ........................ 6,772,370 8,248,133 — 15,020,503
Health Care Equipment & Supplies ......... 14,513,398 — — 14,513,398
Household Durables .................... 10,619,776 — — 10,619,776
Independent Power and Renewable Electricity
Producers .......................... 3,317,605 — — 3,317,605
Industrial Conglomerates ................ 3,078,625 — — 3,078,625
Insurance ............................ 6,978,758 — — 6,978,758
Interactive Media & Services .............. 69,347,013 — — 69,347,013
IT Services ........................... 8,016,750 — — 8,016,750
Life Sciences Tools & Services ............ 11,501,198 — — 11,501,198
Machinery ............................ 22,545,269 — — 22,545,269
Office REITs .......................... 5,934,745 — — 5,934,745
Oil, Gas & Consumable Fuels ............. 11,073,195 — — 11,073,195
Personal Care Products ................. — 11,448,403 — 11,448,403
Pharmaceuticals ....................... 24,084,554 — — 24,084,554
Semiconductors & Semiconductor Equipment . 198,290,416 — — 198,290,416
Software ............................. 55,363,481 — — 55,363,481
Specialty Retail ........................ 9,921,560 — — 9,921,560
Technology Hardware, Storage & Peripherals . 65,281,931 — — 65,281,931
Textiles, Apparel & Luxury Goods .......... 10,818,858 — — 10,818,858
Trading Companies & Distributors .......... 6,026,975 — — 6,026,975
U.S. Government and Agency Securities ....... — 123,423 — 123,423
Short Term Investments ................... 22,819,679 1,397,904 — 24,217,583
Total Investments in Securities ........... $910,825,015 $21,217,863
b
$— $932,042,878
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,609,439 $— $1,609,439
Total Other Financial Instruments ......... $— $1,609,439 $— $1,609,439
– – – –
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Sustainable Leaders Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Leaders Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 772,697 $ — $ 772,697
Total Other Financial Instruments ......... $— $772,697 $— $772,697
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $19,696,536, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

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Putnam VT Sustainable Leaders Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
At their meeting on May 21, 2026, the Board approved, subject to approval by your fund’s shareholders, the repositioning of your fund from a sustainable large cap equity fund to a traditional large cap equity fund and the renaming of your fund to “Putnam VT Focused U.S. Research Fund,” with corresponding changes to your fund’s investment strategies (the “Fund
Repositioning”). The Trustees also considered that, in connection with the Fund Repositioning, your fund is expected to revise its investment policy from investing at least 80% of the value of its net assets in securities that meet the investment manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of large capitalization U.S. companies.
The Trustees considered that if shareholders do not approve the Fund Repositioning, the Advisor would continue to operate your fund under the current strategy while reevaluating the strategic options for the fund.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
1
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
1
The Trustees considered that the Fund Repositioning would not lead to a change in your fund’s management fee.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial

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markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-
year and five-year periods ended December 31, 2025. Your fund’s class IA shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025.
(When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year, three-year and five-year periods ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. In general, across all one-year, three-year and five-year periods ended December 31, 2025, stock selection accounted for most of the underperformance, whereas sector allocation was a smaller detractor.
2. Over the one-year and three-year periods ended December 31, 2025, the largest detractor within sector allocation was an underweight positioning to communication services. Over the same periods, from an individual stock perspective, an underweight position in electric vehicle and clean energy company Tesla was the largest single detractor.
3. Over the five-year period ended December 31, 2025, an overweight positioning to materials and an underweight positioning to energy were the largest detractors within sector allocation. From an individual stock perspective over the five-year period, an overweight position in aluminum packaging company Ball Corporation and an underweight position in semiconductor and infrastructure software company Broadcom were the largest single detractors.
4. Over all one-year, three-year and five-year periods ended December 31, 2025, overweight positions in clean energy company Constellation Energy, pharmaceutical company Eli Lilly and data storage company Seagate Technology were among the top five individual stock contributors.

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The Trustees considered that if shareholders do not approve the Fund Repositioning, the Advisor would continue to operate your fund under the current strategy while reevaluating the strategic options for the fund.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38927-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026